Schedule of Other Assets, Noncurrent (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Other Current And Non-current Assets Schedule Of Other Assets, Noncurrent 1	$ 3,326,319
Other Current And Non-current Assets Schedule Of Other Assets, Noncurrent 2	6,235,550
Other Current And Non-current Assets Schedule Of Other Assets, Noncurrent 3	0
Other Current And Non-current Assets Schedule Of Other Assets, Noncurrent 4	2,031,466
Other Current And Non-current Assets Schedule Of Other Assets, Noncurrent 5	3,326,319
Other Current And Non-current Assets Schedule Of Other Assets, Noncurrent 6	$ 8,267,016